Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). During the third quarter of 2020, the Company incorporated Athira Pharma Australia PTY LTD in Australia and as of September 30, 2020, operations have yet to commence.

Basis of Presentation The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Estimates include those used for fair value of assets and liabilities, accrued liabilities, valuation allowance for deferred tax assets, and stock-based compensation. Management evaluates related assumptions on an ongoing basis using historical experience and other factors, and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Estimates include those used for fair value of assets and liabilities, accrued liabilities, valuation allowance for deferred tax assets, and stock-based compensation.  Management evaluates related assumptions on an ongoing basis using historical experience and other factors, and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results could differ from those estimates.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents.
Short-term and Long-term Investments

Short-term and Long-term Investments

The Company generally invests its excess cash in investment grade short- to intermediate-term fixed income securities. Such investments are included in cash and cash equivalents, short-term investments, and long-term investments on the consolidated balance sheets, classified as available-for-sale, and reported at fair value with unrealized gains and losses included in accumulated other comprehensive loss. Realized gains and losses on the sale of these securities are recognized in net loss.

The Company periodically evaluates whether declines in fair values of its investments below their book value are other-than-temporary. This evaluation consists of several qualitative and quantitative factors regarding the severity and duration of the unrealized loss as well as the Company’s ability and intent to hold the investment until a forecasted recovery occurs. Additionally, the Company assesses whether it has plans to sell the security or it is more likely than not it will be required to sell any investment before recovery of its amortized cost basis. Factors considered include quoted market prices, recent financial results and operating trends, implied values from any recent transactions or offers of investee securities, credit quality of debt instrument issuers, other publicly available information that may affect the value of the investments, duration and severity of the decline in value, and our strategy and intentions for holding the investment.

Short-term Investments

Short-term investments consist entirely of fixed income certificates of deposit with original maturities of greater than 90 days but not more than one year.  These securities are classified as available-for-sale and reported at estimated fair value with unrealized gains and losses, if any, included in accumulated other comprehensive loss in stockholders’ deficit. The cost of investments for purposes of computing realized and unrealized gains and losses is based on the specific identification method.

If the estimated fair value of a security is below its carrying value, the Company evaluates whether it is more likely than not that it will sell the security before its anticipated recover in market value and whether evidence indicating that the cost of the investment is recoverable within a reasonable period of time outweighs the evidence to the contrary. Realized gains, realized losses and declines in the value of investments judged to be other than temporary, are included in other income (expense), net.

Concentration of Credit Risk

Concentration of Credit Risk

The Company is exposed to credit risk from its deposits of cash in excess of amounts insured by the Federal Deposit Insurance Corporation.  The Company has not experienced any losses on its deposits of cash since inception.

Fair Value Measurements

Fair Value Measurements

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts payable and accrued expenses approximate their fair values due to the short-term nature of those amounts. The fair values of the grant liability to Life Sciences Discovery Fund (“LSDF”), the derivative liability, and the convertible preferred stock warrant liability were estimated using Level 3 unobservable inputs.

Fair Value Measurements

The carrying amounts of certain financial instruments, including cash and cash equivalents, short-term investments, and accounts payable and accrued expenses approximate their fair values due to the short-term nature of those amounts.  The fair values of the grant liability to Life Services Discovery Fund (“LSDF”) and the derivative liability were estimated using Level 3 unobservable inputs.

Grant Liability

Grant Liability

The grant liability associated with the grants from the Washington LSDF is accounted for under Accounting Standards Codification (“ASC”) 825-10, Financial Instruments − Overall. The estimated fair value of the grant liability is reassessed at each balance sheet date, with changes in fair value reflected in other income (expense), net. The Company estimates the fair value of the grant liability by using a discounted cash flow simulation methodology that assigns probabilities to the timing and likelihood of each triggering event, a discount rate based on market data for securities with similar durations and credit ratings to the Company, and the expected payment amount.  The assumptions used to calculate the fair value of the grant liability are subject to significant judgment, and payment may be in an amount different from the liability that the Company estimates. However, total payments under the agreements will not exceed $1.5 million.

Derivative Liability Convertible Notes Discount and Amortization

Derivative Liability, Convertible Notes Discount and Amortization

The Company’s convertible notes (see Note 8) have conversion and redemption features that meet the definition of an embedded derivative and are therefore subject to derivative accounting.  The initial fair value of the derivative is recorded as a discount to the convertible notes, with a corresponding derivative liability. The discount to the convertible notes is amortized using the effective interest method.  The amortization of the discount is included in other income (expense), net in the statements of operations and comprehensive loss.  The derivative liability related to these features is recorded at estimated fair value on a recurring basis.  Any changes in fair value are reflected in other income (expense), net in the statements of operations and comprehensive loss at each period end while such instruments are outstanding. The derivative liability was settled in May 2020 upon conversion of the underlying convertible notes into Series B-1 convertible preferred stock. See Note 17.

Grant Income

Grant Income

In January 2019, the Alzheimer’s Association awarded the Company a $1.0 million Part the Cloud research grant.  Grant proceeds must be used to advance the Company’s ATH-1017 product candidate in the Alzheimer’s disease setting.  Reporting of expenses incurred supported by the grant as well as research updates are sent to the Alzheimer’s Association semi-annually.  Under the terms of the agreement, the Company received $776,000 in 2019 and may potentially receive the remaining $224,000 in 2020 upon the completion of certain development milestones. The Company recognizes income related to the grant as qualifying expenses under the grant agreement are incurred.  As of December 31, 2019, the Company had recognized $754,000 in grant income, which is included in other income (expense), net in the statement of operations and comprehensive loss, and had cash received in excess of qualifying expenses of approximately $22,000, which is included in accrued expenses on the balance sheets.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist primarily of direct and indirect costs incurred for research activities, including development of our pipeline from the Company’s proprietary drug discovery platform (“ATH platform”). The Company’s drug discovery efforts and the development of its product candidates. Direct costs include laboratory materials and supplies, contracted research and manufacturing, clinical trial costs, consulting fees, and other expenses incurred to sustain the Company’s research and development program. Indirect costs include personnel-related expenses, consisting of employee salaries, related benefits, and stock-based compensation expense for employees engaged in research and development activities, and facilities and other expenses consisting of direct and allocated expenses for rent and depreciation and lab consumables.

Research and development costs are expensed as incurred. In-licensing fees and other costs to acquire technologies used in research and development that have not yet received regulatory approval and that are not expected to have an alternative future use are expense when incurred. Non-refundable advance payments for goods and services that will be used over time for research and development are capitalized and recognized as goods are delivered or as the related services are performed. The Company estimates the period over which such services will be performed and the level of effort to be expended in each period. If actual timing of performance or the level of effort varies from the estimate, the Company adjusts the amounts recorded accordingly. The Company has not experienced any material differences between accrued or prepaid costs and actual costs since inception.

Research and Development Expenses

Research and development expenses consist primarily of direct and indirect costs incurred for research activities, including development of the ATH platform, the Company’s drug discovery efforts and the development of its product candidates. Direct costs include laboratory materials and supplies, contracted research and manufacturing, clinical trial costs, consulting fees, and other expenses incurred to sustain the Company’s research and development program. Indirect costs include personnel-related expenses, consisting of employee salaries, related benefits, and stock-based compensation expense for employees engaged in research and development activities, and facilities and other expenses consisting of direct and allocated expenses for rent and depreciation and lab consumables.

Research and development costs are expensed as incurred. In-licensing fees and other costs to acquire technologies used in research and development that have not yet received regulatory approval and that are not expected to have an alternative future use are expense when incurred.  Non-refundable advance payments for goods and services that will be used over time for research and development are capitalized and recognized as goods are delivered or as the related services are performed. The Company estimates the period over which such services will be performed and the level of effort to be expended in each period. If actual timing of performance or the level of effort varies from the estimate, the Company will adjust the amounts recorded accordingly. The Company has not experienced any material differences between accrued or prepaid costs and actual costs since inception.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist primarily of personnel-related costs, consisting of employee salaries, related benefits, and stock-based compensation expense for employees in the executive, legal, finance and accounting, human resources, and other administrative functions.  General and administrative expenses also include third-party costs such as legal costs, insurance costs, accounting, auditing and tax related fees, consulting fees and facilities and other expenses not otherwise included as research and development expenses.  General and administrative costs are expensed as incurred.

Stock-based Compensation

Stock-based Compensation

The Company measures compensation expense for all stock-based payments to employees, officers and directors based on the estimated fair value of the award at the grant date. For stock options, the Company estimates the grant date fair value of each option award using the Black-Scholes option-pricing model. Compensation expense is recognized over the requisite service period on a straight-line basis. Forfeitures are recognized as they occur.

The Company records compensation expense for stock option grants subject to performance-based milestone vesting using the accelerated attribution method over the remaining service period when management determines that achievement of the milestone is probable. Management evaluates when the achievement of a performance-based milestone is probable based on the relative satisfaction of the performance conditions as of the reporting date.

The Company adopted Accounting Standards Update (“ASU”) 2018-07 as of January 1, 2020. As a result, stock-based payments issued to non-employees prior to January 1, 2020 have been recorded at their fair values as of the transition date and are no longer subject to periodic adjustments as the underlying equity instruments vest. Any remaining compensation expense is recognized over the remaining vesting term on a straight-line basis, which reflects the service period, based on the fair value as of January 1, 2020.

Stock-based Compensation

The Company measures compensation expense for all stock-based payments to employees, officers and directors based on the estimated fair value of the award at the grant date.  For stock options, the Company estimates the grant date fair value of each option award using the Black-Scholes option-pricing model.  Compensation expense is recognized over the requisite service period on a straight-line basis.  Forfeitures are recognized as they occur.

The Company records compensation expense for stock option grants subject to performance-based milestone vesting using the accelerated attribution method over the remaining service period when management determines that achievement of the milestone is probable. Management evaluates when the achievement of a performance-based milestone is probable based on the relative satisfaction of the performance conditions as of the reporting date.

Stock-based payments issued to non-employees are recorded at their fair values, subject to periodic adjustments as the underlying equity instruments vest.  Compensation expense is recognized over the vesting term on a straight-line basis, which reflects the service period.  Options granted to non-employee service providers are valued at estimated fair value using the Black-Scholes option-pricing model and are remeasured over the vesting term as earned. Awards of restricted stock to non-employees are adjusted through stock-based compensation expense at each reporting period end until the shares vest to reflect the current fair value of such awards.

Income Tax

Income Taxes

Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In assessing the Company’s ability to realize deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible.  Management considers the scheduled reversal of deferred tax liabilities, projected future income, tax planning strategies in making this assessment.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained.  Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company accrues interest and penalties related to unrecognized tax benefits in its provision for incomes taxes.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of net loss and other gains and losses affecting stockholders’ deficit that, under U.S. GAAP, are excluded from net loss.  The Company has no items of other comprehensive loss. As such, net loss equals comprehensive loss.

Net Loss Per Share Attributable to Common Stockholders

Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, without consideration of potentially dilutive securities. Diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since the effect of potentially dilutive securities is anti-dilutive given the net loss of the Company.

Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, without consideration of potentially dilutive securities. Diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since the effect of potentially dilutive securities is anti-dilutive given the net loss of the Company.

Unaudited Pro Forma Net Loss Per Share Attributable to Common Stockholders

Unaudited Pro Forma Net Loss Per Share Attributable to Common Stockholders

The unaudited pro forma basic and diluted net loss per share attributable to common stockholders has been computed to give effect to the conversion of all shares of convertible preferred stock into common stock, the net exercise of outstanding warrants for shares of common stock, and the repayment of the grant liability upon the closing of a firm-commitment underwritten public offering (“IPO”) resulting in at least $50.0 million in gross proceeds. The unaudited pro forma net loss per share attributable to common stockholders does not include the shares to be sold from the proposed IPO.

Segments

Segments

The Company has determined that it operates and manages one operating segment, which is the business of developing and commercializing therapeutics. The Company’s chief operating decision maker, its chief executive officer, reviews financial information on an aggregate basis for the purpose of allocating resources.

Segments

The Company has determined that it operates and manages one operating segment, which is the business of developing and commercializing therapeutics. The Company’s chief operating decision maker, its chief executive officer, reviews financial information on an aggregate basis for the purpose of allocating resources.

Related Party Transactions

Related Party Transactions

As of December 31, 2018 and 2019, the Company had an unsecured note receivable outstanding from its chief executive officer of approximately $42,000 and $36,000, respectively.  The note bears interest at 1.45% and requires monthly payments with final repayment in April 2025.  The note is included in current portion of unsecured related party note receivable and unsecured related party note receivable in the accompanying balance sheets.  Interest income is recognized using the effective interest method, and is included in other income (expense), net in the statements of operations and comprehensive loss.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (a) no longer an emerging growth company or (b) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (a) no longer an emerging growth company or (b) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recently Adopted Accounting Pronouncements Adopted and Not Yet Adopted

Recently Adopted Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, Leases (Topic 842), intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheets and disclosing key information about leasing arrangements. The Company adopted the guidance on July 1, 2020, effective January 1, 2020, using the optional transition method described in ASU 2018-11, Leases (Topic 842) Targeted Improvements. Prior to adoption, the Company did not have any leases with initial terms longer than 12 months. The Company will continue to account for leases with initial terms of 12 months or less as operating expenses on a straight-line basis over the lease term.

In adopting the new standard, the Company utilized certain practical expedients available. These practical expedients include waiving reassessment of 1) whether any expired or existing contracts are or contain leases; 2) lease classification of expired or existing leases; and 3) initial direct costs for existing leases. The Company also elected to use hindsight in determining the lease term and in assessing impairment of its ROU assets. Furthermore, the Company has made a policy decision regarding its real estate leases not to separate nonlease components from lease components, to the extent they are fixed. The Company has also elected not to record on the balance sheet a lease that has a lease term of 12 months or less and does not contain a purchase option that the Company is reasonably certain to exercise.

The standard had a material impact on the Company’s unaudited condensed balance sheets but did not have a material impact on its unaudited condensed statements of operations or unaudited condensed statements of cash flows. The most significant impact was the recognition of $1.0 million and $1.0 million of operating lease ROU assets and liabilities, respectively. Refer to Note 8, Leases, for additional information regarding leases.

In June 2018, the FASB issued ASU 2018-07, Compensation – Stock Compensation (Topic 326) Improvements to Nonemployee Share-Based Payment Accounting. The ASU simplified the accounting for share-based payments to non-employees by aligning it with the accounting for share-based payments to employees, with certain exceptions. The Company adopted the standard on January 1, 2020 and it did not have a material impact on its financial condition, results of operations and cash flows.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The Company adopted this standard on January 1, 2020 and it did not have a material impact on its financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses (Topic 326) as clarified in ASU 2019-04, ASU 2019-05, and ASU 2020-02. The objective of the standard is to provide information about expected credit losses on financial instruments at each reporting date and to change how other-than-temporary impairments on investment securities are recorded. The ASU will become effective beginning January 1, 2023, with early adoption permitted. The Company is currently evaluating the potential impacts of the ASU on its financial condition, results of operations, cash flows and financial statement disclosures.

Recent Accounting Pronouncements Not Yet Adopted

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases. The ASU requires entities to recognize in the balance sheet a liability to make lease payments and a right-of-use asset representing its right to use the underlying asset for the lease term. The Company will adopt the standard on January 1, 2021 using the modified retrospective method in the year of adoption and electing certain transition practical expedients. The Company is currently evaluating the guidance to determine the potential impact on its financial condition, results of operations and cash flows, and financial statement disclosures, and expects that the adoption of the ASU will increase assets and liabilities related to the Company’s operating leases in the balance sheets.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses (Topic 326) as clarified in ASU 2019-04 and ASU 2019-05.  The objective of the standard is to provide information about expected credit losses on financial instruments at each reporting date and to change how other-than-temporary impairments on investment securities are recorded. The ASU will become effective beginning January 1, 2023, with early adoption permitted.  The Company is currently evaluating the potential impacts of the ASU on its financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangible − Goodwill and Others − Internal-Use Software (Subtopic 350-40) Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The objective of the ASU is to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The ASU will become effective beginning January 1, 2021, with early adoption permitted. The Company does not expect the adoption of this ASU to have a significant impact on its financial condition, results of operations, cash flows and financial statement disclosures. In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The Company adopted this standard on January 1, 2020 and it did not have a material impact on its financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation – Stock Compensation (Topic 326) Improvements to Nonemployee Share-Based Payment Accounting.  The new ASU simplifies the accounting for share-based payments to non-employees by aligning it with the accounting for share-based payments to employees, with certain exceptions.  The Company adopted the standard on January 1, 2020 and it did not have a material impact on the Company’s financial condition, results of operations and cash flows.

Unaudited Interim Condensed Financial Statements

Unaudited Interim Condensed Financial Statements

The accompanying unaudited condensed balance sheet as of September 30, 2020, and condensed statements of operations and comprehensive loss, condensed statements of cash flows, and condensed statements of convertible preferred stock and stockholders’ deficit for the three and nine months ended September 30, 2020 and 2019, are unaudited. The balance sheet as of December 31, 2019 was derived from the audited financial statements as of and for the year ended December 31, 2019. The unaudited interim condensed financial statements have been prepared on a basis consistent with the audited annual financial statements as of and for the year ended December 31, 2019, and, in the opinion of management, reflect all adjustments, consisting solely of normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of September 30, 2020, and the condensed results of its operations and its cash flows for the three and nine months ended September 30, 2020 and 2019. The financial data and other information disclosed in these notes related to the three and nine months ended September 30, 2020 and 2019 are also unaudited. The condensed results of operations for the three and nine months ended September 30, 2020 are not necessarily indicative of the results to be expected for the full year ending December 31, 2020 or any other period. These interim condensed financial statements should be read in conjunction with the Company’s audited financial statements included elsewhere in this prospectus.

Convertible Preferred Stock Warrant Liability

Convertible Preferred Stock Warrant Liability

Freestanding warrants to purchase shares of the Company’s convertible preferred stock are accounted for as liabilities at fair value, because the shares underlying the warrants contain contingent redemption features outside the control of the Company. Warrants classified as liabilities are recorded on the Company’s balance sheets at their fair value on the date of issuance and remeasured to fair value on each subsequent reporting period, with the changes in fair value recognized as a component of other income (expense), net in the accompanying statements of operations. The Company will continue to adjust the liability for changes in the fair value of these warrants until the earlier of the exercise of the warrants, the expiration of the warrants, or until such time as the warrants are no longer considered liability instruments.

Leases

Leases

As discussed in Recently Adopted Accounting Standards below, the Company adopted Accounting Standards Codification (“ASC”) Topic 842 - Leases, on July 1, 2020, effective January 1, 2020. The Company determines if an arrangement contains a lease at inception. The Company performed an evaluation of contracts in accordance with ASC 842 and has determined it has an operating lease agreement for the laboratory and office facilities that the Company occupies. Operating lease right-of-use (“ROU”) assets and operating lease liabilities are recognized at the date the underlying asset becomes available for the Company’s use. Operating lease liabilities are based on the present value of the future minimum lease payments over the lease term. ROU assets are measured at the amount of the lease liability, adjusted for any initial direct costs incurred and any lease payments made at or before the lease commencement date, less lease incentives received. As the Company’s lease generally does not provide an implicit interest rate, the present value of the future minimum lease payments is determined using the Company’s incremental borrowing rate. This rate is an estimate of the collateralized borrowing rate the Company would incur on its future lease payments over a similar term and is based on the information available to the Company at the lease commencement date, discussed in more detail below.

The Company’s lease contains an option to extend the lease; lease terms are adjusted for these options only when it is reasonably certain the Company will exercise these options. The Company’s lease agreement does not contain residual value guarantees or covenants.

The Company has made a policy election regarding its real estate leases not to separate nonlease components from lease components, to the extent they are fixed. Nonlease components that are not fixed are expensed as incurred as variable lease expense. The Company’s lease includes variable nonlease components, such as common-area maintenance costs. The Company has elected not to record on the balance sheet a lease that has a lease term of 12 months or less and does not contain a purchase option that the Company is reasonably certain to exercise. The Company accounts for leases with initial terms of 12 months or less as operating expenses on a straight-line basis over the lease term.

Lease expense is recognized within operating expenses on a straight-line basis over the terms of the lease. Incentives granted under the Company’s facilities lease, including rent holidays, are recognized as adjustments to lease expense on a straight-line basis over the term of the lease.